EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands				7 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Aug. 09, 2022	Jul. 31, 2024	Dec. 29, 2024	Dec. 31, 2023	Aug. 09, 2023
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)			9,132,337				8,778,638
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares		5.00%	5.00%
Maximum purchase amount for cancellation of shares	16,106,155
Percentage of public float	10.00%
Maximum shares to be repurchased daily				80,209
Average daily trading volume, percentage				25.00%
Shares repurchased for cancellation (in shares)					17,735,095	11,830,618
Shares repurchased for cancellation					$ 761,499	$ 370,430
Taxes on share repurchases					14,900
Tax expense other than income tax expense					$ 14,900
Number of shares in entity held by entity or by its subsidiaries or associates					94,535	8,245
Income tax expense (note 18)					$ 113,220	$ 30,603
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)					17,735,000	11,831,000
Shares repurchased for cancellation					$ 29,670	$ 14,786
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation					$ 731,829	$ 355,644